COMMITMENTS (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Value	$ 267,165
Servicio Nacional De Aduana Del Ecuador [Member] | Lineas Aereas Nacionales Delecuador S.A. [Member] | Three Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,705
Release date	Aug. 05, 2019
Corporacion Peruana De Aeropuertos Y Aviacion Comercial [Member] | Lan Peru S.A. [Member] | Twenty Four Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 3,475
Release date	Feb. 18, 2019
Lima Airport Partners S.R.L. [Member] | Lan Peru S.A. [Member] | Twenty Three Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 2,263
Release date	Sep. 17, 2019
Superintendencia Nacional De Aduanas Y De Administracion Tributaria [Member] | Lan Peru S.A. [Member] | Seventeen Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 136,000
Release date	Feb. 10, 2019
Aena Aeropuertos S.A. [Member] | LATAM Airlines Group S.A. [Member] | Four Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 2,770
Release date	Nov. 15, 2018
American Alternative Insurance Corporation [Member] | LATAM Airlines Group S.A. [Member] | Six Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 3,690
Release date	Apr. 05, 2019
Citibank N.A [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 27,226
Release date	Dec. 20, 2019
Comision Europea [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 9,734
Release date	Dec. 31, 2019
Deutsche Bank A.G. [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 5,000
Release date	Mar. 31, 2019
Direccion General De Aeronautic A Civil [Member] | LATAM Airlines Group S.A. [Member] | Fifty Three Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 19,918
Release date	Jan. 30, 2019
Empresa Publica De Hidrocarburos Del Ecuador EP Petroecuador [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 5,500
Release date	Jun. 18, 2019
Metropolitan Dade County [Member] | LATAM Airlines Group S.A. [Member] | Eight Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 2,273
Release date	Mar. 13, 2019
Conselho Administrativo De Conselhos Federais [Member] | Tam Linhas Aereas S.A. [Member] | Two Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,626
Release date	Nov. 24, 2020
Conselho Administrativo De Conselhos Federais [Member] | ABSA linhas Aereas Brasileira S/A [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 15,919
Release date	Feb. 22, 2021
Procon [Member] | Tam Linhas Aereas S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,309
Release date	Apr. 01, 2021
Procon [Member] | ABSA linhas Aereas Brasileira S/A [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 10,495
Release date	May 19, 2020
Uniao Federal [Member] | Tam Linhas Aereas S.A. [Member] | Two Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 3,217
Release date	Sep. 28, 2021
Vara da Fazenda Publica da Comarca do Rio de Janeiro RJ [Member] | Tam Linhas Aereas S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,047
Release date	Sep. 27, 2023
Vara das Execucoes Fiscais Estaduais [Member] | Tam Linhas Aereas S.A. [Member] | Four Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 8,541
Release date	May 23, 2021
Vara Federal da Subsecao de Campinas SP [Member] | ABSA linhas Aereas Brasileira S/A [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 5,457
Release date	Oct. 21, 2021